Concentrations and Risks	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
Concentrations and Risks
3. Concentrations and Risks

a) Telecommunications service provider
The Group relied on telecommunications service providers and their affiliates for servers and bandwidth services to support its operations for the years ended December 31, 2023, 2024 and 2025 as follows:

	For the Year Ended December 31,
	2023	2024	2025
Total number of telecommunications service providers	116	115	116
Number of service providers providing 10% or more of the Group’s servers and bandwidth expenditure	2	4	4
Total percentage of the Group’s servers and bandwidth expenditure provided by 10% or greater service providers	23%	53%	57%
b) Foreign currency exchange rate risk
The functional currency and the reporting currency of the Company are U.S. dollars and RMB, respectively. The Group’s exposure to foreign currency exchange rate risk primarily relates to cash and cash equivalents, time deposits, short-term and long-term investments, convertible senior notes and accounts payable denominated in the U.S. dollars. Most of the Group’s revenues, costs and expenses are denominated in RMB, while the convertible senior notes and a portion of cash and cash equivalents, time deposits, short-term and long-term investments, and accounts payable are denominated in U.S. dollars. Any significant fluctuation of RMB against U.S. dollars may materially and adversely affect the Group’s cash flows, revenues, earnings and financial positions.
c) Credit risk
The Group’s financial instruments potentially subject to significant concentrations of credit risk primarily consist of cash and cash equivalents, time deposits, restricted cash, accounts receivable, financial products (recorded in the short-term and long-term investments) with variable interest rates referenced to performance of underlying assets issued by well-known banks. As of December 31, 2024 and 2025, substantially all of the Group’s cash and cash equivalents, restricted cash and time deposits were held in major financial institutions located in the United States of America and China, which management consider being of high credit quality
. Accounts receivable is typically unsecured and is primarily derived from revenue earned from advertising, VAS and mobile game services (mainly relates to remittances due from payment channels and distribution channels).
The following table presents distribution channel and customer that had receivable balance exceeding
10
% of the Group’s gross accounts receivable balance as of December
31
,
2024
and
2025
.

RMB in thousands	December 31, 2024	December 31, 2025
Distribution channel A	192,405	277,128
Customer A	168,503	<10%
Customer B	<10%	194,971

d) Major customers and supplying channels
No single customer represented 10% or more of the Group’s net revenues for the years ended December 31, 2023, 2024 and 2025, respectively.
The Group relied on a distribution channel to publish and generate the iOS version of its mobile games. There is no single distribution channel of mobile games generated 10% or more of the Group’s net revenues for the years ended December 31, 2023, 2024 and 2025, respectively.